Note 3 - Loans - Loans Past Due (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Jun. 30, 2018	Jun. 30, 2017
Financing Receivable, Recorded Investment, Nonaccrual Status	$ 817	$ 1,090	$ 1,187
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing
Financing Receivable, Recorded Investment, Past Due	799	336	274
Financing Receivable, Recorded Investment, Not Past Due	347,535	318,905	273,174
Financing Receivable, Recorded Investment, Total	348,334	319,241	273,448
Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	18	249
Financing Receivable, Recorded Investment, Past Due	697	256	35
Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	22
Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	80	80	239
Financing Receivable, Recorded Investment, Past Due	80	80	239
Commercial Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status			368
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing
Financing Receivable, Recorded Investment, Past Due	27		35
Financing Receivable, Recorded Investment, Not Past Due	69,779	61,079	46,402
Financing Receivable, Recorded Investment, Total	69,806	61,079	46,437
Commercial Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	27
Commercial Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due
Commercial Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due			35
Commercial Real Estate Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Total	204,188	188,753	163,763
Commercial Real Estate Portfolio Segment [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	458	702	729
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing
Financing Receivable, Recorded Investment, Past Due	676	238	130
Financing Receivable, Recorded Investment, Not Past Due	192,276	183,129	158,037
Financing Receivable, Recorded Investment, Total	192,952	183,367	158,167
Commercial Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Financing Receivable, Recorded Investment, Not Past Due	11,236	5,386	5,596
Financing Receivable, Recorded Investment, Total	11,236	5,386	5,596
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due	654	238
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due	22
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Other Commercial Real Estate Loans [Member]
Financing Receivable, Recorded Investment, Past Due			130
Commercial Real Estate Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Total	70,344	64,533	58,104
Residential Portfolio Segment [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Financing Receivable, Recorded Investment, Not Past Due	1,974	1,190	1,996
Financing Receivable, Recorded Investment, Total	1,974	1,190	1,996
Residential Portfolio Segment [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	87	90	90
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing
Financing Receivable, Recorded Investment, Past Due	95	91	87
Financing Receivable, Recorded Investment, Not Past Due	53,228	47,738	41,605
Financing Receivable, Recorded Investment, Total	53,323	47,829	41,692
Residential Portfolio Segment [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Nonaccrual Status	272	298
Financing Receivable, Recorded Investment, 90 Days Past Due and Still Accruing
Financing Receivable, Recorded Investment, Past Due
Financing Receivable, Recorded Investment, Not Past Due	15,047	15,514	14,416
Financing Receivable, Recorded Investment, Total	15,047	15,514	14,416
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due	15	11	13
Residential Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Construction Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate Owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due	80	80	74
Residential Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member] | Residential Real Estate Non-owner Occupied Loans [Member]
Financing Receivable, Recorded Investment, Past Due
Consumer Portfolio Segment [Member]
Financing Receivable, Recorded Investment, Past Due	1	7	22
Financing Receivable, Recorded Investment, Not Past Due	3,995	4,869	5,122
Financing Receivable, Recorded Investment, Total	3,996	4,876	5,144
Consumer Portfolio Segment [Member] | Financial Asset, 30 to 59 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due	1	7	22
Consumer Portfolio Segment [Member] | Financial Asset, 60 to 89 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due
Consumer Portfolio Segment [Member] | Financial Asset, Equal to or Greater than 90 Days Past Due [Member]
Financing Receivable, Recorded Investment, Past Due